LAND LEASE	12 Months Ended
Dec. 29, 2019
LAND LEASE
NOTE 9 - LAND LEASE

The Company is a party to a month-to-month land lease agreement for one of its locations.  The net book value of the building located on this land is approximately $38,000.  The monthly lease payment is $1,600.